Intangible Assets, Net (Details) - Schedule of intangible assets - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Original amount:
Original amount	$ 25,888	$ 25,885	$ 18,830
Accumulated amortization:
Accumulated amortization	(5,240)	(4,443)	(1,671)
Net Amount	$ 20,648	$ 21,442	17,159
Technology know-how [Member]
Original amount:
Useful life years	6 years	6 years
Original amount	$ 11,490	$ 11,490	13,070
Accumulated amortization:
Accumulated amortization	$ (3,351)	$ (2,873)	(1,116)
Trade name/ trademarks [Member]
Original amount:
Useful life years	5 years	5 years
Original amount	$ 923	$ 923	850
Accumulated amortization:
Accumulated amortization	(203)	(174)	(71)
Customer relationship [Member]
Original amount:
Original amount	$ 4,802	$ 4,802	4,910
Customer relationship [Member] | Minimum [Member]
Original amount:
Useful life years	5 years	5 years
Customer relationship [Member] | Maximum [Member]
Original amount:
Useful life years	10 years	10 years
License [Member]
Original amount:
Useful life years	10 years	10 years
Original amount	$ 8,498	$ 8,498
Accumulated amortization:
Accumulated amortization	$ (90)	$ (39)
Software [Member]
Original amount:
Useful life years	10 years	10 years
Original amount	$ 175	$ 172
Accumulated amortization:
Accumulated amortization	(6)	(2)
Customer-Related Intangible Assets [Member]
Accumulated amortization:
Accumulated amortization	$ (1,590)	$ (1,355)	$ (484)